Leases - Summary of Change in Carrying Amount of Company's Right of Use Assets (Detail) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 916,028	$ 3,660,717	$ 4,206,808	$ 285,086
Acquired right-of-use assets (Note 17)			509,290	4,303,215
Additions to right-of-use assets			90,571	183,617
Depreciation charge for the year		(828,256)	(926,429)	(481,977)
Impairment charge for the year				(78,764)
Impact of lease modification		(1,924,504)	(221,590)
Effect of movement in exchange rates		8,071	2,067	(4,369)
Ending Balance	4,741,194	916,028	3,660,717	4,206,808
Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	905,727	3,570,167	3,976,173	285,086
Acquired right-of-use assets (Note 17)			509,290	4,207,837
Additions to right-of-use assets			84,413
Depreciation charge for the year		(748,058)	(780,767)	(433,617)
Impairment charge for the year				(78,764)
Impact of lease modification		(1,924,504)	(221,590)
Effect of movement in exchange rates		8,122	2,648	(4,369)
Ending Balance		905,727	3,570,167	3,976,173
Equipment and Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 10,301	90,550	230,635
Acquired right-of-use assets (Note 17)				95,378
Additions to right-of-use assets			6,158	183,617
Depreciation charge for the year		(80,198)	(145,661)	(48,360)
Effect of movement in exchange rates		(51)	(582)
Ending Balance		$ 10,301	$ 90,550	$ 230,635